Brighthouse Balanced Plus Portfolio Investment Strategy - Brighthouse Balanced Plus Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Portfolio seeks to achieve its objective by investing approximately 70% of its assets in Class A shares of the Underlying Portfolios, which are portfolios of Brighthouse Funds Trust I (the “Trust”) and Brighthouse Funds Trust II (“Trust II”) (the “Base Portion”) and approximately 30% of its assets in equity derivative instruments, primarily stock index futures, and a portfolio of fixed income instruments that serve as a collateral for the equity derivative instruments (the “Overlay Portion”). A stock index future is a contract for the future delivery of a cash payment based on the performance of a stock index such as the S&P 500® Index. In its neutral state, the Portfolio will allocate 60% of its total assets to equity securities or instruments and 40% of its total assets to fixed-income securities or instruments. Brighthouse Investment Advisers, LLC (“BIA”) is the adviser to the Portfolio and is also responsible for managing the Base Portion’s investment in Underlying Portfolios. BIA establishes specific target investment percentages for the asset classes and the various components of each asset category. Under normal circumstances, the Base Portion invests primarily in Underlying Portfolios in accordance with the target allocations of 30% to equity securities and 40% to fixed-income securities or instruments. The Base Portion seeks to achieve capital growth through its investments in Underlying Portfolios that invest in equity securities of large-cap U.S. companies, and to a lesser extent, small-cap U.S. companies and foreign companies, including companies in emerging markets. The Base Portion seeks to achieve current income through its investments in Underlying Portfolios that invest in fixed income securities, which include both U.S. and foreign investment grade securities, as well as high-yield, high-risk bonds (commonly known as “junk bonds”). For additional information about the Portfolio’s investment strategies and the names of the Underlying Portfolios in which the Portfolio may invest, please see “Additional Information about the Portfolio’s Investment Strategies” in the Prospectus. Pacific Investment Management Company LLC (the “Subadviser”) is responsible for managing the Overlay Portion, including the management of the fixed-income collateral. The Overlay Portion, which comprises the remaining 30% of the Portfolio’s total assets, in its neutral state will provide the Portfolio with an additional 30% exposure to the equity markets utilizing equity derivative instruments, which primarily include stock index futures. The Overlay Portion of the Portfolio may also achieve equity exposure through stock index options, options on stock index futures, and stock index swaps. Because equity derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the assets in the Overlay Portion will be invested in a variety of fixed-income instruments. For more information about these derivative instruments in which the Portfolio may invest, please see “Investment Strategies and Risks” in the Statement of Additional Information. The Portfolio’s investment in equity derivative instruments will be used to increase or decrease the Portfolio’s overall equity exposure, and therefore, its volatility. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. High volatility may result from rapid and dramatic price swings. The Subadviser may adjust the Portfolio’s equity exposure within a range from approximately 10% to 70%. For example, when the market is in a state of increased volatility, the Subadviser may decrease the Portfolio’s equity exposure by holding fewer long equity index futures or by taking a short position in equity derivative instruments. A short position involves the use by the Portfolio of a security or instrument that may benefit from a decrease in the price of underlying securities. When the Portfolio’s total equity exposure exceeds 60% the Portfolio may be exposed to leverage. The Subadviser will target an annualized volatility level for the Portfolio of 10%, but will allow volatility to drift between 8% and 12% before any actions are taken to adjust the Portfolio’s equity exposure. The Subadviser uses quantitative models in managing the Portfolio’s overall exposure to volatility. While the Subadviser attempts to manage the Portfolio’s volatility exposure to stabilize performance, there can be no assurance that the Portfolio will achieve the targeted volatility or remain within its target volatility range. In addition to managing the Portfolio’s overall equity exposure as described above, the Subadviser will, within established guidelines, manage the approximately 30% of the Portfolio allocated as collateral in an attempt to enhance the Overlay Portion’s total return as well as balance the sources of risk in the Portfolio. The Subadviser will manage the collateral against an index blended to 60% Bloomberg Treasury Index/40% Bloomberg 20-Year U.S. Treasury Index. The blended index is customized to approximate a 10- year duration and the Subadviser has the flexibility to vary duration within two years. The fixed-income instruments in the Overlay Portion will be rated investment grade or higher by a nationally recognized statistical ratings organization, or, if unrated, determined by the Subadviser to be of comparable quality. At least 50% of the Overlay Portion’s assets will be invested in cash bonds issued by the U.S. Government and its agencies with same day or next day settlement. At least 75% of the Overlay Portion’s assets will be invested in securities linked to U.S. Treasuries and interest rates, including, but not limited to cash bonds, repurchase agreements, money market securities and derivatives. The Subadviser is also permitted to invest up to 25% of the Overlay Portion’s assets in other fixed-income securities, including, but not limited to, mortgage-related and asset-backed securities. The Subadviser may also invest in forward commitment, when-issued, or delayed delivery securities. The Overlay Portion may invest up to 15% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Overlay Portion will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Overlay Portion may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The following chart sets forth the target allocations set by BIA, as of April 27, 2026, to equity and fixed income securities. You should note that these percentages do not directly correspond to investment in equity and fixed income Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (for example, equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (for example, small cap, mid cap and foreign securities). Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to both market valuation changes and the Subadviser’s management of the Overlay Portion in response to volatility changes. Both the asset allocation between equity instruments and fixed income instruments and the allocation between the Base Portion and the Overlay Portion will therefore generally be rebalanced on a quarterly basis.Asset Class% of Total Portfolio*Equity60%U.S. Large Cap33.25%U.S. Mid Cap7%U.S. Small Cap4.50%Foreign Equity15.25%Fixed Income40%U.S. Investment Grade31.75%U.S. High Yield4%Foreign Fixed Income4.25%*Individual figures may not add up to the totals shown due to rounding.